EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS (LOSS) PER SHARE
Schedule of basic and diluted earnings (loss) per share

	For the Year Ended
	December 31,
	2019	2020	2021
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders	245,451	(318,052)	279,182

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	89,399,642	89,842,465	90,196,440
Weighted average number of vested restricted shares	115,511	—	—

Denominator for basic net income per Class A and Class B ordinary share	89,515,153	89,842,465	90,196,440
Dilutive effect of share options and unvested restricted shares	30,557	—	406,099

Denominator for diluted net income per Class A and Class B ordinary share	89,545,710	89,842,465	90,602,539

Earnings (loss) per Class A and Class B ordinary share
—Basic	2.74	(3.54)	3.10
—Diluted	2.74	(3.54)	3.08

Schedule of potential dilutive net income per share

	For the Year Ended December 31,
	2019	2020	2021
Warrants	4,662,411	4,662,411	—
Share options	7,227,971	11,217,546	10,343,033
Unvested restricted shares	—	310,475	—